SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (USD $)	9 Months Ended
Sep. 30, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 0
Initial recognition of conversion feature	1,776,423
Change in fair value of conversion feature	(548,315)
Ending balance	$ 1,228,108